Offerings - Offering: 1	Jun. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	4,000,000
Proposed Maximum Offering Price per Unit	41.59
Maximum Aggregate Offering Price	$ 166,360,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 22,974.32
Offering Note	The amount of securities registered consists of 4,000,000 shares of Common Stock, par value $0.01 per share ("Common Stock"), of Silgan Holdings Inc. that may become issuable under the Silgan Holdings Inc. Second Amended and Restated 2004 Stock Incentive Plan (as amended, the "Plan"). Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement shall be deemed to cover any additional shares of Common Stock of Silgan Holdings Inc. that may from time to time be offered or issued under the Plan to prevent dilution resulting from stock splits, stock dividends or similar transactions. The Fee Calculation Rules are Rules 457(c) and 457(h) of the Securities Act. The Proposed Maximum Offering Price Per Unit is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and 457(h) of the Securities Act and is based upon the average of the high and low prices of Common Stock as reported on the New York Stock Exchange on June 22, 2026.